COMMITMENTS AND CONTINGENCIES (Details) - Property management commitments ¥ in Thousands	Dec. 31, 2025 CNY (¥)
COMMITMENTS AND CONTINGENCIES
Property management commitments, Less than 1 year	¥ 63,556
Property management commitments, 1-5 years	97,347
Property management commitments, More than 5 years	26,721
Property management commitments	¥ 187,624